UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net Loss	$ (367)	$ (3,694)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization expenses	1,721	1,181
Amortization of financing costs	38	46
Issuance costs and (gain)/loss on equity-linked instruments, net	(1,010)	1,830
Amortization of deferred drydocking costs	499	259
(Increase)/decrease in:
Trade receivables	169	(160)
Due from manager	(1,743)	0
Inventories	(5)	(161)
Prepayments and advances	30	(30)
Other current assets	(170)	5
Increase/(decrease) in:
Due to manager	(178)	141
Accounts payable	428	(34)
Deferred revenue	308	31
Accrued liabilities	273	315
Payments for drydocking	(1,896)	0
Net cash used in operating activities	(1,903)	(271)
Cash flows from investing activities
Investment in equity securities	(493)	0
Vessel acquisitions and improvements	0	(5,826)
Net cash used in investing activities	(493)	(5,826)
Cash flows from financing activities
Proceeds from issuance of common shares	7,620	11,085
Repurchase of common shares	(107)	0
Return of paid-in capital	0	(153)
Finance and issuance costs paid	(504)	(302)
Repayment of long-term debt	(977)	(1,490)
Net cash provided by financing activities	6,032	9,140
Net increase in cash, cash equivalents and restricted cash	3,636	3,043
Cash, cash equivalents and restricted cash at the beginning of the period	4,580	1,446
Cash, cash equivalents and restricted cash at the end of the period	8,216	4,489
Supplemental cash flow information
Cash paid for interest	1,310	783
Non-cash financing activities
Issuance costs paid in kind	100	0
Finance lease liability	0	21,697
Dividend paid in kind on Series A Preferred Shares	2,436	2,249
Non-cash investing activities
Vessel acquisition	0	21,697
Reconciliation of Cash, cash equivalents and restricted cash
Cash and cash equivalents	7,716	3,789
Restricted cash, current	0	200
Restricted cash, non-current	500	500
Total cash, cash equivalents and restricted cash	$ 8,216	$ 4,489